Vessel Operating Expenses and Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 10,310,139	$ 13,628,346	$ 21,790,625
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	4,482,264	6,483,757	10,387,925
Lubricants	1,067,055	1,526,632	2,748,208
Insurances	1,611,418	2,193,393	3,503,257
Tonnage taxes	434,897	583,738	872,702
Other	1,235,143	1,772,907	2,610,911
Total Vessel operating expenses	19,140,916	26,188,773	41,913,628
Voyage Expenses [Abstract]
Brokerage commissions	275,635	1,323,613	1,900,940
Brokerage commissions - related party	1,566,628	1,170,615	1,274,384
Port & other expenses	1,944,575	1,561,112	615,838
Bunkers consumption	257,305	319,231	1,114,356
(Gain) / loss on bunkers	34,524	(125,715)	146,710
Total Voyage expenses	$ 4,078,667	$ 4,248,856	$ 5,052,228